Revenue - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized from contract liabilities	$ 19,643	$ 15,082	$ 20,677	$ 15,571